Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And Significant Accounting Policies Details
Common stock issued for services		$ 263,079	$ 263,079	$ 1,051,609
Common stock issued for services, related parties				2,965,000
Warrants issued for services	$ 287,264	$ 49,751	$ 96,767	96,050
Warrants issued for services, related parties	1,523,103		394,540	259,044
Total stock based compensation	$ 1,810,367	$ 312,830	$ 754,386	$ 4,371,703